Cover	Jun. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-41266
Entity Registrant Name	CEA INDUSTRIES INC.
Entity Central Index Key	0001482541
Entity Tax Identification Number	27-3911608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.00001
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	BNC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWW
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock Two [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWZ
Security Exchange Name	NASDAQ
Preferred stock purchase rights
Title of 12(b) Security	Preferred stock purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ